Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash	$ 1,657,144	$ 1,798,141
Accounts receivable, net	7,996,598	7,965,701
Inventories	3,270,002	2,601,327
Advances to suppliers	482,421	1,358,857
Prepaid expenses and other current assets, net	1,657,243	1,440,467
Total current assets	16,207,581	16,654,223
Non-current assets:
Property and equipment, net	194,461	265,182
Operating lease right-of-use assets, net	326,436	500,073
Other non-current assets, net	281,711	115,064
Total non-current assets	802,608	880,319
TOTAL ASSETS	17,010,189	17,534,542
Current liabilities
Accounts payable	3,391,178	1,684,166
Short-term borrowings	3,676,601
Current portion of long-term borrowings		17,748
Advances from customers	284,256	103,609
Accrued expenses and other current liabilities	3,679,114	3,775,790
Operating lease liabilities, current	249,602	305,801
Optional Early Termination (“OET”) derivative liability	196,184
Total current liabilities	17,459,516	19,001,271
Non-current liabilities
Operating lease liabilities, non-current	22,981	158,926
Total non-current liabilities	43,371,028	43,952,056
TOTAL LIABILITIES	60,830,544	62,953,327
Deficit
Prepaid forward repurchase receivable	(30,308,158)
Additional paid-in capital	17,651,579	17,651,579
Accumulated deficit	(32,456,886)	(32,926,445)
Accumulated other comprehensive income	1,289,446	160,575
Total shareholders’ deficit attributable to Polibeli Group Ltd	(43,820,355)	(45,418,785)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	17,010,189	17,534,542
Class A Ordinary Shares
Deficit
Ordinary shares value	3,191	3,191
Class B Ordinary Shares
Deficit
Ordinary shares value	473	473
Related Parties
Current assets:
Amount due from related parties (including accounts receivable from related parties of US$1,040,901 and US$691,775 as of December 31, 2025 and June 30, 2026, respectively)	1,144,173	1,489,730
Current liabilities
Amount due to related parties, current	5,982,581	4,064,273
Non-current liabilities
Amount due to related parties, non-current	$ 43,348,047	$ 43,793,130